Schedule I - Condensed Financial Information - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Condensed Income Statements, Captions [Line Items]
Net income (loss)	$ 17,382	$ 15,572	$ 20,645	$ 14,007	$ 8,572	$ (27,051)	$ 19,058	$ 5,800	$ (2,762)	$ 58,796	$ (4,955)	$ (73,948)
Other comprehensive loss of subsidiary, net of tax	(1,574)				215					(4,917)	(14,403)	(4,232)
Comprehensive income (loss)	$ 15,808				$ 8,787					53,879	(19,358)	(78,180)
Atkore International Group Inc.
Condensed Income Statements, Captions [Line Items]
Equity in net income (loss) of subsidiary										58,796	(4,955)	(73,948)
Net income (loss)										58,796	(4,955)	(73,948)
Other comprehensive loss of subsidiary, net of tax										(4,917)	(14,403)	(4,232)
Comprehensive income (loss)										$ 53,879	$ (19,358)	$ (78,180)